Trading liabilities - Summary of trading liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Financial liabilities	$ 2,655,014	$ 2,409,361
Trading liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	75,266	83,170
Deposits by banks
Disclosure of financial liabilities [line items]
Financial liabilities	82,080	59,022
Deposits by banks | Trading liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	6,689	4,187
Customer accounts
Disclosure of financial liabilities [line items]
Financial liabilities	1,642,780	1,439,115
Customer accounts | Trading liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	10,681	6,999
Debt securities in issue
Disclosure of financial liabilities [line items]
Financial liabilities	218,108	236,323
Debt securities in issue | Trading liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	1,582	1,404
Other liabilities – net short positions in securities | Trading liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	$ 56,314	$ 70,580